Consolidated Statements of Changes in Stockholders’ Equity - USD ($)	Common Stock	Additional Paid-in capital	Accumulated Deficit	Total
Balance at Jun. 30, 2021	$ 1,054	$ 8,415,432	$ (230,922)	$ 8,185,564
Balance (in Shares) at Jun. 30, 2021	10,535,002
Issuance of common stock, net of offering cost	$ 12	206,918		206,930
Issuance of common stock, net of offering cost (in Shares)	115,000
Other offering costs		(45,000)		(45,000)
Stock-based compensation		204,011		204,011
Net loss			(3,451,699)	(3,451,699)
Other			137	137
Balance at Jun. 30, 2022	$ 1,066	8,781,361	(3,682,484)	5,099,943
Balance (in Shares) at Jun. 30, 2022	10,650,002
Issuance of common stock, net of offering cost	$ 201	5,641,284		5,641,485
Issuance of common stock, net of offering cost (in Shares)	2,017,498
Issuance of common stock for service	$ 15	299,985		300,000
Issuance of common stock for service (in Shares)	150,000
Stock-based compensation		448,444		448,444
Net loss			(5,379,582)	(5,379,582)
Balance at Jun. 30, 2023	$ 1,282	$ 15,171,074	$ (9,062,066)	$ 6,110,290
Balance (in Shares) at Jun. 30, 2023	12,817,500